SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2022 obligation	Mar. 31, 2021 obligation	Sep. 30, 2019 obligation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Credit losses | $	$ 0	$ 0
Expected dividend rate (as a percent)	0.00%	0.00%
Janssen Pharmaceuticals, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of performance obligations				1
Janssen Pharmaceuticals, Inc. | Janssen Collaboration Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of performance obligations				3
Mundipharma Medical Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of performance obligations					3
Melinta Therapeutics Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of performance obligations			3
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life (in years)	3 years	3 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Useful life (in years)	7 years	7 years